Investments in Associates and Joint Ventures - Summary of Investments in Associates and Joint Ventures (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Investments in Associates and Joint Ventures [line items]
Beginning of investments	£ 364	£ 314
Exchange adjustments	(15)	(9)
Additions	1	4
Disposals	(278)
Distributions received	(9)	(31)
Net fair value movements through Other comprehensive income	28	53
Impairment of interest in associates	(36)
Profit/(loss) after tax recognised in the consolidated income statement	33	33	£ 74
Ending of investments	88	364	314
Joint ventures [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Beginning of investments	15	15
Profit/(loss) after tax recognised in the consolidated income statement	(3)	0	(11)
Ending of investments	12	15	15
Associates [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Beginning of investments	349	299
Exchange adjustments	(15)	(9)
Additions	1	4
Disposals	(278)
Distributions received	(9)	(31)
Net fair value movements through Other comprehensive income	28	53
Impairment of interest in associates	(36)
Profit/(loss) after tax recognised in the consolidated income statement	36	33
Ending of investments	£ 76	£ 349	£ 299